Loans and advances and deposits held at amortised cost (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Total loans and advances at amortised cost	£ 182,507	£ 145,259
Deposits
Disclosure of detailed information about financial instruments [line items]
Total deposits at amortised cost	291,579	262,828
Banks | Deposits
Disclosure of detailed information about financial instruments [line items]
Total deposits at amortised cost	20,124	17,911
Customers | Deposits
Disclosure of detailed information about financial instruments [line items]
Total deposits at amortised cost	271,455	244,917
Loans and advances | Banks
Disclosure of detailed information about financial instruments [line items]
Total loans and advances at amortised cost	8,961	8,750
Loans and advances | Customers
Disclosure of detailed information about financial instruments [line items]
Total loans and advances at amortised cost	146,243	117,014
Debt securities classified as amortised cost | Banks
Disclosure of detailed information about financial instruments [line items]
Total loans and advances at amortised cost	£ 27,303	£ 19,495